Cash, Cash Equivalents, and Marketable Securities (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 3,519,674	$ 2,847,375
Treasury bills and money market funds	333,649,605	44,000,000
Cash, Cash Equivalents, and Marketable Securities	337,169,279	46,847,375
Fair Market Value [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,519,674	2,847,375
Treasury bills and money market funds	333,649,605	44,000,000
Cash, Cash Equivalents, and Marketable Securities	337,169,279	46,847,375
Balance per Balance Sheet [Member]
Cash and Cash Equivalents [Line Items]
Cash	3,519,674	2,847,375
Treasury bills and money market funds	333,649,605	44,000,000
Cash, Cash Equivalents, and Marketable Securities	$ 337,169,279	$ 46,847,375